Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	ATLIS MOTOR VEHICLES INC.
Entity Central Index Key	0001722969
Entity Tax Identification Number	81-4380534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(408)
Local Phone Number	674-9027
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(408)
Local Phone Number	674-9027
Contact Personnel Name	Mark Hanchett